Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED-PARTY TRANSACTIONS

General

Edward Herbst, Timothy Herbst and Troy Herbst are brothers and are officers and directors of Predecessor and its wholly-owned subsidiaries. In addition, they are officers and directors of Terrible Herbst, Inc. and Berry-Hinckley Industries. There is no cross ownership between Predecessor and either Terrible Herbst, Inc. or Berry-Hinckley Industries. Terrible Herbst, Inc. is owned solely by Jerry and Maryanna Herbst, the parents of the Herbst brothers. Sean Higgins, Predecessor’s General Counsel, is also the general counsel of Berry-Hinckley Industries.

The Plan provided for the modification of certain related party agreements. On the Emergence Date, all related party agreements were assumed by, or assigned to, Successor. The terms and provisions of the related party agreements remain in effect or have been terminated as described below.

Slot route contract with Terrible Herbst, Inc.

Until the contract was terminated in February 2012 in connection with the sale of the Herbst Slot Route to JETT, we rented space for the exclusive placement of certain slot machines (route operations) in convenience stores owned by Terrible Herbst, Inc. We incurred rent expense of $1.8 million, $10.7 million and $10.5 million under this agreement for the years ended December 31, 2012, 2011, and 2010, respectively.

Other arrangements with Terrible Herbst, Inc.

Until the contract was terminated in February 2012 in connection with the sale of the Herbst Slot Route to JETT, we provided accounting and administrative services related to the collection of daily deposits from Terrible Herbst convenience stores pursuant to a service agreement with Terrible Herbst, Inc. Pursuant to providing our services under the contract, Terrible Herbst paid us approximately $45,000 during the year ended December 31, 2012, and approximately $0.3 million for the years ended December 31, 2011, and 2010.

We were party to a master ATM agreement with Terrible Herbst pursuant to which we were granted the exclusive right to install and maintain ATMs in Terrible Herbst convenience store locations. This agreement expired on September 30, 2011.

We entered into a nonexclusive trademark license agreement with Terrible Herbst for the use of the Terrible Herbst brand name and its cowboy logo which extends through June 2013. Pursuant to this trademark license agreement, we incurred expenses totaling approximately $0.7 million, $1.6 million and $1.8 million to Terrible Herbst in the years ended December 31, 2012, 2011 and 2010, respectively.

We were party to a shared services agreement with Terrible Herbst and Berry-Hinckley Industries whereby (i) Terrible Herbst and Berry-Hinckley Industries reimbursed us for services performed by certain of our employees on behalf of Terrible Herbst and Berry-Hinckley Industries as requested from time to time, consisting primarily of the day-to-day functions of Terrible Herbst, and Berry-Hinckley Industries and (ii) we reimbursed Terrible Herbst for services performed by certain of their employees of Terrible Herbst on our behalf as requested from time to time, consisting primarily of maintaining the price books for certain of our service station locations. Under the shared services agreement, we received from Terrible Herbst approximately $0.5 million for services rendered during each of the years ended December 31, 2011 and 2010. We received from Berry-Hinckley Industries approximately $68,000 during each of the years ended December 31, 2011 and 2010. The shared services agreement expired on December 31, 2010 and was extended on a month-to-month basis through December 31, 2011. Effective January 1, 2012, we entered into a transition services agreement whereby the services of certain employees were extended as needed with a final termination date of April 30, 2012.

Until it expired on December 31, 2011, we had an advertising purchasing agreement with Terrible Herbst pursuant to which we purchased advertising time on Terrible Herbst’s network of gas pump and interior television screens for $35,000 per month for the years ended December 31, 2011 and 2010.

Lease agreements

Pursuant to an amended lease agreement that expired on April 30, 2012, we leased from The Herbst Family Limited Partnership II, or Herbst FLP II, the real property on which our former corporate headquarters was located. The general partners of Herbst FLP II are Jerry and Maryanna Herbst. We paid $58,000 under this lease during the year ended December 31, 2012, and $0.2 million under this lease during each of the years ended December 31, 2011 and 2010.

Pursuant to an amended lease agreement that expired on April 30, 2012, we leased from the Herbst’s Grandchildren’s Trust a warehouse located in Las Vegas, Nevada for our employment center and purchasing departments. We paid $0.2 million under this lease during the year ended December 31, 2012, and $0.6 million during each of the years ended December 31, 2011 and 2010.

We leased from the Herbst Family Limited Partnership the land on which the Terrible’s Town Casino in Pahrump, NV is located. Golden Gaming assumed this lease in connection with their purchase of the Pahrump casinos. We paid $35,000 under this lease during the year ended December 31, 2012, and $0.2 million during each of the years ended December 31, 2011 and 2010.

We leased from Terrible Herbst the real property on which the Searchlight Casino in Searchlight, NV is located. Terrible Herbst leases that real property from an unrelated third party. JETT assumed this lease (see Note 3) in connection with their purchase of the Searchlight casino. We paid $30,000 under this lease during the year ended December 31, 2012, and $0.2 million in each of the years ended December 31, 2011 and 2010.

We leased land and office space in certain of our facilities to Terrible Herbst under various lease agreements with terms ranging from month-to-month to 20 years. We received rental income of $58,000 under this lease during the year ended December 31, 2012, and $0.3 million in each of the years ended December 31, 2011 and 2010. Either we have terminated these leases or Golden Gaming assumed them in connection with the sale of the slot route and Pahrump casinos.

Related-party transactions

As described in Note 3, we divested non-core assets in the Truckee Disposition. Our former Chief Operating Officer, Ferenc Szony, became a managing principal at Truckee Gaming, LLC. One of our directors, Thomas M. Benninger, serves as a managing general partner of Global Leveraged Capital, LLC (“GLC”), a private investment and advisory firm. In connection with the Truckee Disposition, funds managed by affiliates of GLC provided mezzanine financing for Truckee Gaming and acquired warrants, which can be exercised under certain conditions, to obtain equity interests of Truckee Gaming.

Mr. Higgins was Predecessor’s General Counsel, and the general counsel of Terrible Herbst and Berry-Hinckley Industries until July 2010. Mr. Higgins is the brother of Mary E. Higgins, Predecessor’s chief financial officer until September 2010. Mr. Higgins received compensation for services rendered to us in 2010 of $1.6 million.

In 2003, we entered into a slot route contract to install, operate and service slot machines at a tavern owned by HIGCO, Inc., a company owned and operated by Mr. Higgins and two of his brothers, G. Michael Higgins and Kevin J. Higgins. Pursuant to this revenue-sharing contract, HIGCO, Inc. paid us $25,000 during the year ended December 31, 2012, and $0.2 million during each of the years ended December 31, 2011 and 2010. Golden Gaming assumed this slot route contract as part of the slot route operations they acquired from us.

In 2004, ETT entered into a slot route contract with SamCon, Inc., a company owned and operated by Mr. Higgins, to install, operate and service slot machines at a new location. Terms of this revenue-sharing contract were similar to the terms of the contract we entered into with HIGCO in 2003. Pursuant to this revenue-sharing contract, SamCon, Inc. paid us $17,000 during the year ended December 31, 2012, and $0.1 million during each of the years ended December 31, 2011 and 2010. Golden Gaming assumed this slot route contract as part of the slot route operations they acquired from us.

In 2005, ETT entered into a slot route contract to install, operate and service slot machines at a tavern owned by Prescott’s Bar LLC, a company owned and operated by Mr. Todd Sosey, the brother-in-law of Troy D. Herbst, one of Predecessor’s owners. Pursuant to this revenue-sharing contract, Prescott’s paid us $0, $74,000 and $88,000 in 2012, 2011 and 2010, respectively. Golden Gaming assumed this slot route contract as part of the slot route operations they acquired from us.

In November 2009, ETT entered into a slot route contract with Balboa Pizza, a company partially owned by Mr. David Ross, our Chief Executive Officer, to install, operate and service slot machines at a new location. The terms of this revenue-sharing contract were similar to the terms we had with other taverns. Pursuant to this revenue-sharing contract, Balboa Pizza paid us $63,000 in 2010. Mr. Ross sold his interest in Balboa Pizza effective December 31, 2010.

The accompanying consolidated balance sheet includes a receivable of $0.2 million at December 31, 2011, from Terrible Herbst, which arose in the normal course of business. The balances were non-interest bearing and payable on demand.